SA Global Index Allocation 60-40 Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	7.38%	8.70%	8.18%
SA Glb Idx Alloc 60/40 Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.72%	6.63%	7.48%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		15.33%	5.96%	6.77%
Performance Inception Date	May 01, 2018